INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

8)  INCOME AND SOCIAL CONTRIBUTION TAXES

a)   Accounting policy

a.1) Current taxes

Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.

Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.

a.2) Deferred taxes

Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes; and (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of non-deductible goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date; and (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.

Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.

Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.

The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.

Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.

b)  Critical estimates and judgments

There are uncertainties regarding the interpretation of complex tax regulations and the amount and timing of future taxable profits. The Company and its subsidiaries set up provision, based on estimates, for possible consequences of different interpretation by the tax authorities. The amount of this provision is based on various factors, such as previous tax audit experience and different interpretations of tax regulations by the taxable entity and by the relevant tax authority. Such differences in interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the Company or those of its subsidiaries.

The Company and its subsidiaries evaluate the recoverability of deferred tax assets based on estimates of future profits. This recoverability ultimately depends on the ability to generate taxable profits over the period in which the deferred tax asset is deductible. The analysis considers the reversal period of deferred tax liabilities, as well as estimates of taxable profits, based on updated internal projections reflecting the latest trends.

Determining the proper classification of the tax items depends on several factors, including an estimate of the period and the realization of the deferred tax asset and the expected date of payments of these taxes. The actual flow of receipt and payment of income tax could differ from estimates made by the Company and its subsidiaries, as a result of changes in tax laws or of unexpected future transactions that may have an impact on tax balances.

c)  Income and social contribution taxes recoverable

	12.31.21	12.31.20
Income taxes recoverable	344,856	483,452
Social contribution taxes recoverable	40,222	35,825
Total	385,078	519,277

Current	382,386	519,277
Non-current	2,692	—

d)  Income and social contribution taxes payable

	12.31.21	12.31.20
Income taxes payable	75,980	74,190
Social contribution taxes payable	24,756	23,755
Total	100,736	97,945

Current	3,068	1,693
Non-current	97,668	96,252

The non-current amounts of R$97,668 and R$96,252, recorded on December 31, 2021 and 2020, respectively, refer to the taxes classified in IFRIC 23 - Uncertainties about Income Tax Treatments (Note 8.g).

e)  Deferred taxes

Significant components of deferred income and social contribution taxes are as follows:

	Balance on	Income	Comprehensive	Equity	Balance on	Income	Comprehensive	Equity		Balance on
	12.31.19	statement	income	transactions (3)	12.31.20	statement	income	transactions (3)	Other	12.31.21
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	1,479,836	(17,338)	—	—	1,462,498	1,351,213	—	—	(921)	2,812,790
Income and social contribution taxes on temporary differences (2)	(4,455,247)	(1,158,942)	(103,430)	(20,778)	(5,738,397)	(996,724)	(135,805)	7,840	—	(6,863,086)
Provisions for legal, labor, tax civil and regulatory contingencies	1,690,591	101,826	—	—	1,792,417	287,153	—	—	—	2,079,570
Trade accounts payable and other provisions	531,341	262,080	—	—	793,421	341,521	—	—	—	1,134,942
Customer portfolio and trademarks	98,078	(132,249)	—	—	(34,171)	(202,747)	—	—	—	(236,918)
Estimated losses on impairment of accounts receivable	478,630	114,300	—	—	592,930	17,402	—	—	—	610,332
Estimated losses from modems and other P&E items	182,999	(9,343)	—	—	173,656	(48,438)	—	—	—	125,218
Pension plans and other post-employment benefits	387,507	38,641	(105,416)	—	320,732	31,187	(134,025)	—	—	217,894
Profit sharing	119,994	13,919	—	—	133,913	29,355	—	—	—	163,268
Licenses	(2,069,544)	(216,330)	—	—	(2,285,874)	(396,047)	—	—	—	(2,681,921)
Goodwill (Spanish and Navytree, Vivo Part. and GVT Part.)	(5,603,708)	(1,002,768)	—	—	(6,606,476)	(641,954)	—	7,840	—	(7,240,590)
Property, plant and equipment of small value	(288,451)	(453,073)	—	—	(741,524)	(147,909)	—	—	—	(889,433)
Technological Innovation Law	(24,565)	5,844	—	—	(18,721)	5,628	—	—	—	(13,093)
On other temporary differences	41,881	118,211	1,986	(20,778)	141,300	(271,875)	(1,780)	—	—	(132,355)
Total deferred tax (Liabilities), non-current	(2,975,411)	(1,176,280)	(103,430)	(20,778)	(4,275,899)	354,489	(135,805)	7,840	(921)	(4,050,296)

Deferred tax assets	5,548,581				6,051,884					7,898,149
Deferred tax (Liabilities)	(8,523,992)				(10,327,783)					(11,948,445)
Deferred tax (Liabilities), net	(2,975,411)				(4,275,899)					(4,050,296)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	171,042				138,641					121,748
Deferred tax (Liabilities)	(3,146,453)				(4,414,540)					(4,172,044)
(1)	Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
(2)	Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

(3)Refers to deferred taxes arising from the acquisition and disposal of CyberCo Brasil in 2020 and from the disposal of CloudCo Brasil and IoTCo Brasil in 2021 (note 1.c),

On December 31, 2021, deferred tax assets (income and social contribution tax losses) were not recognized in the subsidiaries' (Recicla V (formely Innoweb), TGLog and TIS) accounting records, in the amount of R$71,126 (R$68,783 on December 31, 2020), as it is not probable that future taxable profits will be sufficient for offset for these subsidiaries to benefit from such tax credits.

Expected realization of deferred taxes, net, non-current. The amounts are based on projections subject to change in the future.

Year
2022	2,265,341
2023	454,739
2024	484,855
2025	547,077
2026	505,915
2027 onwards	(8,308,223)
Total	(4,050,296)

f)  Reconciliation of income tax and social contribution expense

The Company and its subsidiaries recognize income and social contribution taxes on a monthly basis, on an accrual basis, and pay taxes based on estimates, as per the tax auxiliary trial balance. Taxes calculated on profits up to the balance sheet date are recorded in liabilities or assets, as applicable.

Below we present the reconciliations of the tax expense and the amounts is calculated by applying the statutory tax rate of 34% (income tax of 25% and social contribution tax of 9%) in the table below for the year ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
Income before taxes	5,959,529	6,008,234	6,394,535
Income and social contribution tax expenses, at the tax rate of 34%	(2,026,240)	(2,042,800)	(2,174,142)
Permanent differences
Equity pickup	39,869	250	256
Unclaimed interest on equity	(38,311)	(16,699)	(13,825)
Non-deductible expenses, gifts, incentives	(87,115)	(84,988)	(84,487)
Tax benefit related to interest on equity allocated	929,900	894,200	879,920
IR and CS on interest SELIC adjustment of overdue (Note 8.h)	1,407,523	—	—
Other	44,202	12,330	(1,243)
Tax (debits) credits	269,828	(1,237,707)	(1,393,521)

Effective rate	-4.5%	20.6%	21.8%
Current income and social contribution taxes	(84,661)	(61,427)	(101,246)
Deferred income and social contribution taxes	354,489	(1,176,280)	(1,292,275)

g) Uncertainties about Income Tax Treatments

The Company and its subsidiaries are defending several assessments filed by the Federal Revenue of Brazil (“RFB”) for allegedly incorrect deductions of expenses, mainly related to the amortization of goodwill, at various administrative and judicial levels, in the amount of R$18,176,115 on December 31, 2021 (R$16,969,554 on December 31, 2020). Management, supported by the position of its legal advisors, believes that a large part of these deductions will likely be accepted in decisions of higher courts of last resort (acceptance probability greater than 50%).

Of this amount, to tax treatments in which the Company and its subsidiaries believes that the probability of acceptance by the tax authority is less than 50%, a non-current tax and social contribution liability was recognized in the amount of R$97,668 on December 13, 2021 (R$96,252 on December 13, 2020), in relation to these actions. These actions involve compensation for overpayment of income tax and social contribution not approved by the RFB.

h)  Decision of the Federal Supreme Court (“STF”) on an Extraordinary Appeal on the levying of IRPJ and CSLL on late payment interest received on payment of undue tax

On July 8, 2020, the Company filed Writ of Mandamus No. 5012373-88.2020.4.03.6100 providing protection in recognizing challenges of its claims of illegality and unconstitutionality of the requirement to pay Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”) on interest income accruals at the SELIC rate arising from improperly collected taxes. In the first instance, the decision was against the Company, and on October 8, 2021, an appeal was filed against that has not yet been judged.

On September 24, 2021, the plenary of the Federal Supreme Court (“STF”) judged, under the virtual system, the Extraordinary Appeal No. 1.063.187/SC, under general repercussion topic 962, which deals with IRPJ and CSLL on SELIC interest income on overpayments, similar to the Writ of Mandamus above. This judgment accepted, by unanimous vote, agreed to the claims of unconstitutionality for levying IRPJ and CSLL on tax overpayment. On September 30, 2021, the Judgment Minutes were published and, on December 16, 2021, the full decision was published.

Considering the effects of the general repercussion, the Company reprocess previous years' calculations and its tax losses increased. The company determined it will be able to utilize those additional tax losses based on future projections for profitability of the business. As a result of these assessments, in 2021 the Company recognized the amount of R$ 1,407,523, of which R$ 1,405,565 in deferred income tax and social contribution assets and R$ 1,958 in recoverable income tax and social contribution assets with a corresponding credit in the income tax and social contribution result.